UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

Form 13F

FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended March 31, 2012.

Check here if Amendment [  ]; Amendment Number __________
  This Amendment:	[  ] is a restatement.
			[  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:	Scott & Selber, Inc.
Address:	5075 Westheimer, Suite 799
	Houston, Texas 77056

Form 13F File Number:  028-11046

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing the Report on Behalf of Reporting Manager:

Name:	Jack I. Selber
Title:	President
Phone:	(713) 850-1717

Signature, Place, and Date of Signing:

Jack I. Selber		Houston, Texas


Report Type:

[X]	13F HOLDINGS REPORT

[  ]	13F NOTICE

[  ]	13F COMBINATION REPORT

Form 13F File Number		Name

028-11046		Scott & Selber, Inc. 		03/31/12

FORM 13F SUMMARY PAGE


Report Summary:

Number of Other Included Managers:  0

Form 13F Information Table Entry Total:  55

Form 13F Information Table Value Total:  97757 (thousands)


List of Other Included Managers:
NONE


028-11406		Scott & Selber, Inc.

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Aflac                          COMM             001055102     1892    41136 SH       Sole                    41136
Allergan                       COMM             018490102     3620    37933 SH       Sole                    37933
Apple Computer                 COMM             037833100     3819     6369 SH       Sole                     6369
Check Point Software           COMM             M22465104     2036    31892 SH       Sole                    31892
Chevron Corp                   COMM             166764100     2591    24167 SH       Sole                    24167
Coach Inc                      COMM             189754104     2237    28945 SH       Sole                    28945
Coca-Cola Co                   COMM             191216100     1021    13796 SH       Sole                    13796
ConocoPhillips                 COMM             20825C104     2316    30476 SH       Sole                    30476
Corn Products Int'l Inc        COMM             219023108     1605    27839 SH       Sole                    27839
Costco Wholesale               COMM             22160K105     3776    41590 SH       Sole                    41590
Covidien PLC                   COMM             G2552X108     1578    28855 SH       Sole                    28855
Cree Inc                       COMM             225447101     1631    51569 SH       Sole                    51569
Crown Holdings Inc             COMM             228255105     1575    42754 SH       Sole                    42754
Cullen/Frost Bankers Inc       COMM             229899109     2135    36689 SH       Sole                    36689
Cummins Engine                 COMM             231021106     2117    17636 SH       Sole                    17636
Diageo plc ADS                 COMM             25243Q205     2184    22631 SH       Sole                    22631
Discover Financial Services    COMM             254709108     2393    71775 SH       Sole                    71775
E I duPont                     COMM             263534109     2056    38860 SH       Sole                    38860
Emerson Electric Corp          COMM             291011104      250     4800 SH       Sole                     4800
Ennis Inc                      COMM             293389102      341    21561 SH       Sole                    21561
Exxon Mobil                    COMM             30231G102     1601    18459 SH       Sole                    18459
Ford Motor Co                  COMM             345370860     1880   150694 SH       Sole                   150694
Google Inc Class A             COMM             38259P508     1549     2415 SH       Sole                     2415
HollyFrontier Corp             COMM             435758305     1600    49773 SH       Sole                    49773
Home Depot                     COMM             437076102     2514    49979 SH       Sole                    49979
International Business Machine COMM             459200101      231     1109 SH       Sole                     1109
Intuit Inc                     COMM             461202103     1478    24572 SH       Sole                    24572
Johnson & Johnson              COMM             478160104      750    11372 SH       Sole                    11372
Jones Lang Lasalle             COMM             48020Q107      233     2801 SH       Sole                     2801
Kirby Corp                     COMM             497266106     1835    27890 SH       Sole                    27890
McKesson Inc                   COMM             58155Q103     1924    21917 SH       Sole                    21917
Oracle Systems                 COMM             68389X105      567    19456 SH       Sole                    19456
PPG Industries                 COMM             693506107     2274    23733 SH       Sole                    23733
Procter & Gamble               COMM             742718109      212     3150 SH       Sole                     3150
QUALCOMM Inc                   COMM             747525103     3086    45342 SH       Sole                    45342
Rick's Cabaret                 COMM             765641303      280    30000 SH       Sole                    30000
Schlumberger                   COMM             806857108     1612    23058 SH       Sole                    23058
US Bancorp                     COMM             902973304     1851    58442 SH       Sole                    58442
Union Pacific Corp             COMM             907818108     1492    13884 SH       Sole                    13884
United Parcel Service          COMM             911312106     3083    38195 SH       Sole                    38195
United Technologies            COMM             913017109     1977    23842 SH       Sole                    23842
VeriFone Holdings              COMM             92342Y109     1693    32632 SH       Sole                    32632
Visa Inc                       COMM             92826C839     1708    14473 SH       Sole                    14473
Walt Disney Co                 COMM             254687106     3243    74078 SH       Sole                    74078
Weight Watchers Intl           COMM             948626106     1628    21097 SH       Sole                    21097
Wyndham Worldwide Corp         COMM             98310W108     2870    61709 SH       Sole                    61709
Yum Brands Inc                 COMM             988498101     2894    40659 SH       Sole                    40659
Financial Select Sector SPDR F ETF              81369Y605     4998   316453 SH       Sole                   316453
SPDR S&P Dividend ETF          ETF              78464A763      204     3594 SH       Sole                     3594
Schwab US Dividend Equity ETF  ETF              808524797      525    18841 SH       Sole                    18841
Vanguard Dividend Appreciation ETF              921908844     1295    22125 SH       Sole                    22125
Vanguard Growth ETF            ETF              922908736     1574    22173 SH       Sole                    22173
Vanguard High Dividend Yield E ETF              921946406      602    12425 SH       Sole                    12425
Vanguard Large-Cap ETF         ETF              922908637     1031    16000 SH       Sole                    16000
Vanguard Mid-Cap Value ETF     ETF              922908512      287     5000 SH       Sole                     5000